TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2017	Aug. 31, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2014
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			12.00%		16.00%
Preferred Income tax rate for Development Zone A	7.50%		6.00%		9.00%
Accumulated tax loss carryforward from Israeli subsidiary			$ 7,635	$ 8,217
Accumulated tax loss carry forward			$ 6,826	7,860
Domestic Maximum Tax Rate For Distributed Dividends From Preferred Income		20.00%	15.00%
Reduction of corporate tax rate			80.00%
Deferred tax asset, state operating loss carryforward			$ 1,002	876
VA Release during the year			$ 126	$ (1,114)
UNITED STATES
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
UNITED STATES | Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			2.50%
UNITED STATES | Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			4.00%
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A			7.50%